Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Additional provision during the year	₨ 1,067	₨ 1,280
Onerous Contracts-Cost of Fulfilling Contract [member]
Disclosure of other provisions [line items]
Additional provision during the year		₨ 51